SCHEDULE IV - Reinsurance (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
SEC Schedule, 12-17, Insurance Companies, Reinsurance [Line Items]
Direct	$ 2,489.2	$ 2,086.4	$ 1,511.8
Ceded	1,442.4	1,159.7	1,194.2
Assumed	1,089.8	931.7	1,289.0
Net premiums written	2,136.6	1,858.4	1,606.6
Specialty | Operating Segments
SEC Schedule, 12-17, Insurance Companies, Reinsurance [Line Items]
Direct	1,851.8	1,349.2	911.2
Ceded	775.8	558.8	363.4
Assumed	389.5	267.0	209.8
Net premiums written	$ 1,465.5	$ 1,057.4	$ 757.6
SEC Schedule, 12-17, Insurance Companies, Reinsurance, Premium, Percentage Assumed to Net	26.60%	25.30%	27.70%
Bespoke | Operating Segments
SEC Schedule, 12-17, Insurance Companies, Reinsurance [Line Items]
Direct	$ 637.4	$ 737.2	$ 600.6
Ceded	304.4	229.1	156.2
Assumed	83.0	58.5	(5.3)
Net premiums written	$ 416.0	$ 566.6	$ 439.1
SEC Schedule, 12-17, Insurance Companies, Reinsurance, Premium, Percentage Assumed to Net	20.00%	10.30%	(1.20%)
Reinsurance | Operating Segments
SEC Schedule, 12-17, Insurance Companies, Reinsurance [Line Items]
Direct	$ 0.0	$ 0.0	$ 0.0
Ceded	362.2	371.8	674.6
Assumed	617.3	606.2	1,084.5
Net premiums written	$ 255.1	$ 234.4	$ 409.9
SEC Schedule, 12-17, Insurance Companies, Reinsurance, Premium, Percentage Assumed to Net	242.00%	258.60%	264.60%